16. Borrowings and financing (Details 2) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about borrowings [line items]
2020	R$ 2,859,843
2021	1,140,904
2022	1,204,626
2023	995,287
2024	1,295,766
2025	865,723
2026 to 2040	4,882,560
Total	13,244,709
Local currency
Disclosure of detailed information about borrowings [line items]
2020	977,943
2021	760,486
2022	824,208
2023	616,363
2024	946,353
2025	516,310
2026 to 2040	2,244,248
Total	6,885,911
Local currency | Debentures
Disclosure of detailed information about borrowings [line items]
2020	601,861
2021	484,363
2022	563,291
2023	366,330
2024	700,583
2025	280,062
2026 to 2040	644,924
Total	3,641,414
Local currency | Brazilian Federal Savings Bank
Disclosure of detailed information about borrowings [line items]
2020	83,519
2021	87,951
2022	92,727
2023	85,554
2024	84,289
2025	89,569
2026 to 2040	901,570
Total	1,425,179
Local currency | BNDES
Disclosure of detailed information about borrowings [line items]
2020	135,036
2021	134,584
2022	134,584
2023	128,886
2024	123,400
2025	105,460
2026 to 2040	435,912
Total	1,197,862
Local currency | Leases (Concession Agreements, Program Contracts and Contract Assets)
Disclosure of detailed information about borrowings [line items]
2020	27,314
2021	29,093
2022	31,063
2023	33,711
2024	36,697
2025	39,951
2026 to 2040	261,842
Total	459,671
Local currency | Leases (Others)
Disclosure of detailed information about borrowings [line items]
2020	51,088
2021	22,630
2022	678
2023	57
2024	0
2025	0
2026 to 2040	0
Total	74,453
Local currency | Other
Disclosure of detailed information about borrowings [line items]
2020	1,665
2021	1,865
2022	1,865
2023	1,825
2024	1,384
2025	1,268
2026 to 2040	0
Total	9,872
Local currency | Interest and charges
Disclosure of detailed information about borrowings [line items]
2020	77,460
2021	0
2022	0
2023	0
2024	0
2025	0
2026 to 2040	0
Total	77,460
Foreign currency
Disclosure of detailed information about borrowings [line items]
2020	1,881,900
2021	380,418
2022	380,418
2023	378,924
2024	349,413
2025	349,413
2026 to 2040	2,638,312
Total	6,358,798
Foreign currency | Interest and charges
Disclosure of detailed information about borrowings [line items]
2020	44,967
2021	0
2022	0
2023	0
2024	0
2025	0
2026 to 2040	0
Total	44,967
Foreign currency | BID
Disclosure of detailed information about borrowings [line items]
2020	170,051
2021	170,051
2022	170,051
2023	170,051
2024	170,051
2025	170,051
2026 to 2040	1,271,183
Total	2,291,489
Foreign currency | BIRD
Disclosure of detailed information about borrowings [line items]
2020	24,505
2021	24,505
2022	24,505
2023	24,505
2024	24,505
2025	24,505
2026 to 2040	208,373
Total	355,403
Foreign currency | Eurobonds
Disclosure of detailed information about borrowings [line items]
2020	1,409,921
2021	0
2022	0
2023	0
2024	0
2025	0
2026 to 2040	0
Total	1,409,921
Foreign currency | JICA
Disclosure of detailed information about borrowings [line items]
2020	161,144
2021	154,857
2022	154,857
2023	154,857
2024	154,857
2025	154,857
2026 to 2040	1,158,756
Total	2,094,185
Foreign currency | BID 1983AB
Disclosure of detailed information about borrowings [line items]
2020	71,312
2021	31,005
2022	31,005
2023	29,511
2024	0
2025	0
2026 to 2040	0
Total	R$ 162,833